CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock $1 Par [Member]	Surplus [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income/ (Loss) [Member]
Balance at Dec. 31, 2011		$ 126,602	$ 39,435	$ 6,294	$ 39,387	$ 0	$ 37,019	$ 4,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		12,059	0	0	0	0	12,059	0
Change in unrealized (gain) loss on AFS securities, net of reclassification adjustments and taxes		1,581	0	0	0	0	0	1,581
Other comprehensive income		1,581
Treasury shares purchased, at cost, 2,895 shares		(54)	0	0	0	(54)	0	0
Cash dividends on common stock		(4,035)	0	0	0	0	(4,035)	0
Preferred stock dividends		(1,972)	0	0	0	0	(1,972)	0
Balance at Dec. 31, 2012		134,181	39,435	6,294	39,387	(54)	43,071	6,048
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		9,146	0	0	0	0	9,146	0
Change in unrealized (gain) loss on AFS securities, net of reclassification adjustments and taxes		(15,182)	0	0	0	0	0	(15,182)
Other comprehensive income		(15,182)
Cash dividends on common stock		(4,027)	0	0	0	0	(4,027)	0
Preferred stock dividends		(713)	0	0	0	0	(713)	0
Balance at Dec. 31, 2013		123,405	39,435	6,294	39,387	(54)	47,477	(9,134)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		5,455					5,455
Other comprehensive income		8,576						8,576
Cash dividends on common stock		(2,013)					(2,013)
Preferred stock dividends		(197)					(197)
Balance at Jun. 30, 2014		135,226	39,435	6,294	39,387	(54)	50,722	(558)
Balance at Dec. 31, 2013		123,405	39,435	6,294	39,387	(54)	47,477	(9,134)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		11,224	0	0	0	0	11,224	0
Change in unrealized (gain) loss on AFS securities, net of reclassification adjustments and taxes		9,375	0	0	0	0	0	9,375
Other comprehensive income		9,375
Cash dividends on common stock		(4,027)	0	0	0	0	(4,027)	0
Preferred stock dividends		(394)	0	0	0	0	(394)	0
Balance at Dec. 31, 2014		139,583	39,435	6,294	39,387	(54)	54,280	241
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		7,256					7,256
Reclassification of treasury stock under the LBCA	[1]			(3)		$ 54	(51)
Other comprehensive income		1,123						1,123
Cash dividends on common stock		(2,013)					(2,013)
Preferred stock dividends		(197)					(197)
Balance at Jun. 30, 2015		$ 145,752	$ 39,435	$ 6,291	$ 39,387		$ 59,275	$ 1,364

[1]	Effective January 1, 2015, companies incorporated under Louisiana law became subject to the Louisiana Business Corporation Act (which replaced the Louisiana Business Corporation Law). Provisions of the Louisiana Business Corporation Act eliminate the concept of treasury stock and provide that shares reacquired by a company are to be treated as authorized but unissued shares. As a result of this change in law, shares previously classified as treasury stock were reclassified as a reduction to issued shares of common stock in the consolidated financial statements as of June 30, 2015, reducing the stated value of common stock and retained earnings.